Statement of Appropriation of Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2020
Statement of Appropriation of Retained Earnings [Abstract]
Statement of Appropriation of Retained Earnings

For the year ended December 31, 2019, KEPCO’s deficits were appropriated on March 27, 2020. For the year ended December 31, 2020, KEPCO’s retained earnings are expected to be disposed on March 25, 2021. Statements of disposition of deficit and appropriation of retained earnings of KEPCO, the controlling company, for the years ended December 31, 2019 and 2020, respectively, are as follows:

		2019	2020
		In millions of won except for dividends per share
I. Retained earnings before appropriations (undisposed deficit)
Unappropriated retained earnings carried over from prior years	￦	—	—
Net income (loss)		(2,594,957)	1,951,498
Remeasurements of the defined benefit plan		(11,402)	(67,119)

		(2,606,359)	1,884,379

II. Transfer from voluntary reserves		2,606,359	—

III. Subtotal (I+II)		—	1,884,379

IV. Appropriations of retained earnings (Disposition of deficit)
Legal reserve		—	—
Dividends (government, individual) (Amount of dividends per share (%) : Current year – ￦1,216 (24.32%) Prior year – ￦0 (0%))		—	(780,628)
Reserve for business expansion		—	(1,103,751)

		—	(1,884,379)

V. Unappropriated retained earnings to be carried over forward to subsequent year		—	—